Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

12.          Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 6, Debt. Each of RAAM Global's wholly owned subsidiaries are guarantors of these notes. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of June 30, 2011 and December 31, 2010, condensed consolidating statements of operations for the three and six months ended June 30, 2011 and 2010 and condensed consolidating statements of cash flows for the six months ended June 30, 2011 and 2010, and should be read in conjunction with the condensed consolidated financial statements herein.

Condensed Consolidating Balance Sheets
At June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-Guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 35,931	$ 35,272	$ 18	$ —	$ 71,221
Receivables, net	2,955	40,311	245	(8,579)	34,932
Commodity derivatives – current portion	—	2,669	—	—	2,669
Prepaids and other current assets	1,614	12,436	—	—	14,050
Total current assets	40,500	90,688	263	(8,579)	122,872
Net oil and gas properties	51,823	411,530	13,653	—	477,006
Total other assets	33,678	284,742	—	(290,067)	28,353
Total assets	$ 126,001	$ 786,960	$ 13,916	$ (298,646)	$ 628,231
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 5,809	$ 39,939	$ 8,527	$ (8,579)	$ 45,696
Advances from joint interest partners	—	909	—	—	909
Commodity derivatives – current portion	—	2,479	—	—	2,479
Asset retirement obligations – current portion	—	2,406	—	—	2,406
Long-term debt – current portion	124	6,266	—	—	6,390
Deferred income taxes – current portion	—	797	—	—	797
Total current liabilities	5,933	52,796	8,527	(8,579)	58,677
Other liabilities:
Commodity derivatives	—	610	—	—	610
Asset retirement obligations	874	21,220	248	—	22,342
Long-term debt	2,787	—	—	—	2,787
Senior secured notes	148,781	—	—	—	148,781
Deferred income taxes	5,198	92,493	1,411	—	99,102
Total other liabilities	157,640	114,323	1,659	—	273,622
Total liabilities	163,573	167,119	10,186	(8,579)	332,299
Noncontrolling interest	—	—	20,956	—	20,956
Total shareholders' equity	(37,572)	619,841	(17,226)	(290,067)	274,976
Total liabilities and shareholders' equity	$ 126,001	$ 786,960	$ 13,916	$ (298,646)	$ 628,231

Condensed Consolidating Balance Sheets
At December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 45,683	$ 35,320	$ 29	$ —	$ 81,032
Receivables, net	3,491	52,019	528	(8,968)	47,070
Commodity derivatives – current portion	—	9,377	—	—	9,377
Prepaids and other current assets	1,724	6,260	—	—	7,984
Total current assets	50,898	102,976	557	(8,968)	145,463
Net oil and gas properties	55,808	370,000	11,142	—	436,950
Total other assets	34,444	270,496	–	(290,067)	14,873
Total assets	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 6,423	$ 37,490	$ 8,448	$ (8,968)	$ 43,393
Commodity derivatives - current portion	—	1,973	—	—	1,973
Asset retirement obligations - current portion	—	2,406	—	—	2,406
Long-term debt – current portion	110	1,002	—	—	1,112
Deferred income taxes – current portion	–	1,810	—	—	1,810
Total current liabilities	6,533	44,681	8,448	(8,968)	50,694
Other liabilities:
Commodity derivatives	—	861	—	—	861
Asset retirement obligations	872	19,923	151	—	20,946
Long-term debt	2,860	—	—	—	2,860
Senior secured notes	148,681	—	—	—	148,681
Deferred income taxes	5,198	84,827	845	—	90,870
Total other liabilities	157,611	105,611	996	—	264,218
Total liabilities	164,144	150,292	9,444	(8,968)	314,912
Noncontrolling interest	—	—	2,467	—	2,467
Total shareholders' equity	(22,994)	593,180	(212)	(290,067)	279,907
Total liabilities and shareholders' equity	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286

Condensed Consolidating Statements of Operations
For the three months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 254	$ 23,904	$ 952	$ —	$ 25,110
Oil sales	259	24,505	983	—	25,747
Total revenues	513	48,409	1,935	—	50,857
Costs and expenses:
Production and delivery costs	97	8,672	121	—	8,890
Workover costs	—	747	39	—	786
Depreciation, depletion and amortization..	1,703	11,908	316	—	13,927
General and administrative expenses	1,138	2,821	7	—	3,966
Bad debt expense	—	770	—	—	770
Derivative income	—	(292)	—	—	(292)
Total operating expense	2,938	24,626	483	—	28,047
Income from operations	(2,425)	23,783	1,452	—	22,810
Other income (expenses):
Interest expense, net	(2,875)	(74)	—	—	(2,949)
Other, net	—	(13)	—	—	(13)
Total other income (expenses):	(2,875)	(87)	—	—	(2,962)
Income (loss) before taxes	(5,300)	23,696	1,452	—	19,848
Income tax provision	2,000	6,924	430	—	9,354
Net income (loss) including noncontrolling interest	$ (7,300)	$ 16,772	$ 1,022	$ —	$ 10,494
Net income attributable to noncontrolling interest (net of tax)	—	—	1,022	—	1,022
Net income (loss) attributable to RAAM Global	$ (7,300)	$ 16,772	$ —	$ —	$ 9,472

Condensed Consolidating Statements of Operations
For the three months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 301	$ 32,894	$ 633	$ —	$ 33,828
Oil sales	236	20,221	595	—	21,052
Total revenues	537	53,115	1,228	—	54,880
Costs and expenses:
Production and delivery costs	97	6,737	89	—	6,923
Workover costs	14	763	—	—	777
Depreciation, depletion and amortization	2,871	10,421	550	—	13,842
General and administrative expenses	915	2,322	16	—	3,253
Derivative income	—	515	—	—	515
Total operating expense	3,897	20,758	655	—	25,310
Income from operations	(3,360)	32,357	573	—	29,570
Other income (expenses):
Interest expense, net	(33)	(867)	—	—	(900)
Other, net	46	424	—	—	470
Total other income (expenses)	13	(443)	—	—	(430)
Income (loss) before taxes	(3,347)	31,914	573	—	29,140
Income tax provision	10,045	496	—	—	10,541
Net income (loss) including noncontrolling interest	$ (13,392)	$ 31,418	$ 573	$ —	$ 18,599
Net income attributable to noncontrolling interest (net of tax)	—	—	573	—	573
Net income (loss) attributable to RAAM Global	$ (13,392)	$ 31,418	$ —	$ —	$ 18,026

Condensed Consolidating Statements of Operations
For the six months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 396	$ 47,406	$ 1,622	$ —	$ 49,424
Oil sales	469	44,828	1,609	—	46,906
Total revenues	865	92,234	3,231	—	96,330
Costs and expenses:
Production and delivery costs	215	15,915	222	—	16,352
Workover costs	—	1,177	41	—	1,218
Depreciation, depletion and amortization	4,155	26,015	896	—	31,066
General and administrative expenses	2,568	5,769	8	—	8,345
Bad debt expense	—	770	—	—	770
Derivative income	—	(539)	—	—	(539)
Total operating expense	6,938	49,107	1,167	—	57,212
Income from operations	(6,073)	43,127	2,064	—	39,118
Other income (expenses):
Interest expense, net	(6,193)	(155)	—	—	(6,348)
Other, net	184	(3)	—	—	181
Total other income (expenses)	(6,009)	(158)	—	—	(6,167)
Income (loss) before taxes	(12,082)	42,969	2,064	—	32,951
Income tax provision	2,000	9,422	588	—	12,010
Net income (loss) including noncontrolling interest	$ (14,082)	$ 33,547	$ 1,476	$ —	$ 20,941
Net income attributable to noncontrolling interest (net of tax)	—	—	1,476	—	1,476
Net income (loss) attributable to RAAM Global	$ (14,082)	$ 33,547	$ —	$ —	$ 19,465

Condensed Consolidating Statements of Operations
For the six months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 684	$ 66,697	$ 1,206	$ —	$ 68,587
Oil sales	469	41,385	1,144	—	42,998
Total revenues	1,153	108,082	2,350	—	111,585
Costs and expenses:
Production and delivery costs	205	14,455	151	—	14,811
Workover costs	20	2,047	—	—	2,067
Depreciation, depletion and amortization	5,631	32,811	1,100	—	39,542
General and administrative expenses	1,747	4,628	16	—	6,391
Derivative income	—	309	—	—	309
Total operating expense	7,603	54,250	1,267	—	63,120
Income from operations	(6,450)	53,832	1,083	—	48,465
Other income (expenses):
Interest expense, net	(85)	(1,553)	—	—	(1,638)
Other, net	66	470	—	—	536
Total other income (expenses):	(19)	(1,083)	—	—	(1,102)
Income (loss) before taxes	(6,469)	52,749	1,083	—	47,363
Income tax provision	10,045	7,032	137	—	17,214
Net income (loss) including noncontrolling interest	$ (16,514)	$ 45,717	$ 946	$ —	$ 30,149
Net income attributable to noncontrolling interest (net of tax)	—	—	946	—	946
Net income (loss) attributable to RAAM Global	$ (16,514)	$ 45,717	$ —	$ —	$ 29,203

Condensed Consolidating Statements of Cash Flows
For the six months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ (9,226)	$ 77,528	$ 3,392	$ —	$ 71,694

Investing activities
Change in investments between affiliates.	2,498	(2,498)	—	—	—
Change in advances from joint interest partners	—	909	—	—	909
Payment of prepaid drilling expenses	—	(14,000)	—	—	(14,000)
Additions to oil and gas properties and equipment	(66)	(69,376)	(3,403)	—	(72,845)
Proceeds from net sales of oil and gas properties	—	2,125	—	—	2,125
Net cash provided by (used in) investing activities	2,432	(82,840)	(3,403)	—	(83,811)

Financing activities
Proceeds from long-term borrowings	—	8,037	—	—	8,037
Payments on long-term borrowings	(59)	(2,773)	—	—	(2,832)
Payment of dividends	(3,000)	—	—	—	(3,000)
Other	101	—	—	—	101
Net cash used in financing activities	(2,958)	5,264	—	—	2,306

Increase (decrease) in cash and cash equivalents	(9,752)	(48)	(11)	—	(9,811)
Cash and cash equivalents, beginning of period	45,683	35,320	29	—	81,032
Cash and cash equivalents, end of period	$ 35,931	$ 35,272	$ 18	$ —	$ 71,221

Condensed Consolidating Statements of Cash Flows
For the six months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ (13,734)	$ 68,770	$ 2,069	$ —	$ 57,105

Investing activities
Change in investments	—	149	—	—	149
Change in investments between affiliates	16,438	(16,438)	—	—	—
Change in advances from joint interest partners	—	(991)	—	—	(991)
Additions to oil and gas properties and equipment	(167)	(26,729)	(2,076)	—	(28,972)
Net cash provided by (used in) investing activities	16,271	(44,009)	(2,076)	—	(29,814)

Financing activities
Proceeds from long-term borrowings	—	8,874	—	—	8,874
Payments on long-term borrowings	(46)	(12,009)	—	—	(12,055)
Deferred loan costs	—	304	—	—	304
Payment of dividends	(3,000)	—	—	—	(3,000)
Net cash used in financing activities..	(3,046)	(2,831)	—	—	(5,877)

Increase (decrease) in cash and cash equivalents	(509)	21,930	(7)	—	21,414
Cash and cash equivalents, beginning of period	3,190	25,681	17	—	28,888
Cash and cash equivalents, end of period	$ 2,681	$ 47,611	$ 10	$ —	$ 50,302

16.          Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries.  During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 9, Debt.  Each of RAAM Global's wholly owned subsidiaries are guarantors of these notes.  The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of December 31, 2010 and 2009, and condensed consolidated statements of operations and cash flows for the years ended December 31, 2010, 2009 and 2008, and should be read in conjunction with the consolidated financial statements herein.

Condensed Consolidating Balance Sheets
At December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 45,683	$ 35,320	$ 29	$ —	$ 81,032
Receivables, net	3,491	52,019	528	(8,968)	47,070
Commodity derivatives – current portion	—	9,377	—	—	9,377
Prepaids and other current assets	1,724	6,260	—	—	7,984
Total current assets	50,898	102,976	557	(8,968)	145,463
Net oil and gas properties	55,808	370,000	11,142	—	436,950
Total other assets	34,444	270,496	–	(290,067)	14,873
Total assets	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 6,423	$ 37,490	$ 8,448	$ (8,968)	$ 43,393
Commodity derivatives - current portion	—	1,973	—	—	1,973
Asset retirement obligations - current portion	—	2,406	—	—	2,406
Long-term debt – current portion	110	1,002	—	—	1,112
Deferred income taxes – current portion	–	1,810	—	—	1,810
Total current liabilities	6,533	44,681	8,448	(8,968)	50,694
Other liabilities:
Commodity derivatives	—	861	—	—	861
Asset retirement obligations	872	19,923	151	—	20,946
Long-term debt	2,860	—	—	—	2,860
Senior secured notes	148,681	—	—	—	148,681
Deferred income taxes	5,198	84,827	845	—	90,870
Total other liabilities	157,611	105,611	996	—	264,218
Total liabilities	164,144	150,292	9,444	(8,968)	314,912
Noncontrolling interest	—	—	2,467	—	2,467
Total shareholders' equity	(22,994)	593,180	(212)	(290,067)	279,907
Total liabilities and shareholders' equity	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286

Condensed Consolidating Balance Sheets
At December 31, 2009

At December 31, 2009	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 3,190	$ 25,681	$ 17	$ –	$ 28,888
Receivables, net	3,390	44,352	843	(11,564)	37,021
Commodity derivatives – current portion	–	26,996	–		26,996
Prepaids and other current assets	353	10,425	–		10,778
Total current assets	6,933	107,454	860	(11,564)	103,683

Net oil and gas properties	66,633	358,263	8,017	–	432,913

Total other assets	34,763	273,347	–	(288,858)	19,252
Total assets	$ 108,329	$ 739,064	$ 8,877	$ (300,422)	$ 555,848

Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 3,019	$ 45,364	$ 7,882	$ (11,564)	$ 44,701
Advances from joint interest partners	–	1,053	–		1,053
Asset retirement obligations - current portion	–	2,543	–		2,543
Long-term debt – current portion	102	1,040	–		1,142
Deferred income taxes – current portion	–	8,803	–		8,803
Total current liabilities	3,121	58,803	7,882	(11,564)	58,242

Other liabilities:
Asset retirement obligations	844	16,561	57		17,462
Long-term debt	2,980	110,000	–		112,980
Deferred income taxes	8,466	94,346	302		103,114
Total other liabilities	12,290	220,907	359	–	233,556
Total liabilities	15,411	279,710	8,241	(11,564)	291,798

Noncontrolling interest	–	–	5,551		5,551

Total shareholders' equity	92,918	459,354	(4,915)	(288,858)	258,499
Total liabilities and shareholders' equity	$ 108,329	$ 739,064	$ 8,877	$ (300,422)	555,848

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 1,132	$ 113,487	$ 2,557	$ —	$ 117,176
Oil sales	936	77,439	2,257	—	80,632
Total revenues	2,068	190,926	4,814	—	197,808

Costs and expenses:
Production and delivery costs	388	30,837	344	—	31,569
Workover costs	22	10,442	6	—	10,470
Depreciation, depletion and amortization	11,251	58,502	2,201	—	71,954
General and administrative expenses	4,872	11,737	24	—	16,633
Bad debt expense	—	98	—	—	98
Derivative (income) expense	—	(555)	—	—	(555)
Total operating expense	16,533	111,061	2,575	—	130,169
Income from operations	(14,465)	79,865	2,239	—	67,639

Other income (expenses):
Interest expense, net	(5,786)	(2,995)	—	—	(8,781)
Loss on disposal of inventory and properties	—	(1,463)	—	—	(1,463)
Income (loss) from equity investment	(5,156)	—	—	—	(5,156)
Other, net	180	254	—	—	434
Total other income (expenses):	(10,762)	(4,204)	—	—	(14,966)
Income before taxes	(25,227)	75,661	2,239	—	52,673
Income tax provision (benefit)	16,406	(3,524)	558	—	13,440
Net income including noncontrolling interest	$ (41,633)	$ 79,184	$ 1,682	$ —	$ 39,233
Net income attributable to noncontrolling interest (net of tax)	—	—	1,682	—	1,682
Net income attributable to RAAM Global	$ (41,633)	$ 79,184	$ —	$ —	$ 37,551
Totals may not foot due to rounding.
Condensed Consolidating Statements of Operations

For the year ended December 31, 2009

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 1,822	$ 151,873	$ 824	$ —	$ 154,519
Oil sales	867	82,216	1,179	—	84,262
Insurance proceeds – business interruption	—	20,207	—	—	20,207
Total revenues	2,689	254,296	2,003	—	258,988

Costs and expenses:
Production and delivery costs	506	25,203	122	—	25,831
Workover costs	18	8,420	1	—	8,439
Depreciation, depletion and amortization	19,575	130,022	826	—	150,423
General and administrative expenses	7,558	10,524	37	—	18,119
Bad debt expense	—	2,454	—	—	2,454
Derivative (income) expense	—	136	—	—	136
Total operating expense	27,657	176,759	986	—	205,402
Income from operations	(24,968)	77,537	1,017	—	53,586

Other income (expenses):
Interest expense, net	(209)	(3,777)	—	—	(3,986)
Loss on disposal of inventory and properties	—	(1,257)	—	—	(1,257)
Income (loss) from equity investment	492	—	—	—	492
Other, net	681	180	—	—	861
Total other income (expenses):	964	(4,854)	—	—	(3,890)
Income before taxes	(24,004)	72,683	1,017	—	49,696
Income tax provision (benefit)	33,715	(10,022)	302	—	23,995
Net income including noncontrolling interest	$ (57,719)	$ 82,705	$ 715	$ —	$ 25,701
Net income attributable to noncontrolling interest (net of tax)	—	—	715	—	715
Net income attributable to RAAM Global	$ (57,719)	$ 82,705	$ —	$ —	$ 24,986

Totals may not foot due to rounding.

Condensed Consolidating Statements of Operations

For the year ended December 31, 2008

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 3,128	$ 121,771	$ 2,848	$ —	$ 127,747
Oil sales	1,625	74,517	2,848	—	78,990
Insurance proceeds – business interruption	—	2,660	—	—	2,660
Total revenues	4,753	198,948	5,696	—	209,397

Costs and expenses:
Production and delivery costs	432	18,467	289	—	19,188
Workover costs	292	11,092	60	—	11,444
Depreciation, depletion and amortization	4,162	82,544	3,739	—	90,445
General and administrative expenses	3,689	6,709	20	—	10,418
Derivative (income) expense	—	(1,007)	—	—	(1,007)
Total operating expense	8,575	117,805	4,108	—	130,488

Income from operations	(3,822)	81,143	1,588	—	78,909

Other income (expenses):
Interest expense, net	(180)	(1,546)	—	—	(1,726)
Gain on sale of oil and gas properties	8,733	39,475	—	—	48,208
Income (loss) from equity investment	(7,561)	—	—	—	(7,561)
Other, net	343	126	—	—	469
Total other income (expenses):	1,335	38,055	—	—	39,390

Income before taxes	(2,487)	119,198	1,588	—	118,299
Income tax provision	13,040	31,397	148	44,585
Net income including noncontrolling interest	$ (15,527)	$ 87,799	$ 1,442	$ —	$ 73,714
Net income attributable to noncontrolling interest (net of tax)	—	—	1,442	—	1,442
Net income attributable to RAAM Global	$ (15,527)	$ 87,799	$ —	$ —	$ 72,272

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	(23,557)	132,371	5,395	—	114,209

Investing activities
Change in investments	—	150	—	—	150
Change in investments between affiliates	(69,691)	69,691	—	—	—
Change in advances from joint interest partners	—	(1,052)	—	—	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	—	(86,936)
Net cash used in investing activities	(69,767)	(12,688)	(5,383)	—	(87,838)

Financing activities
Proceeds from long-term borrowings	—	8,874	—	—	8,874
Payments on long-term borrowings	(112)	(118,912)	—	—	(119,024)
Proceeds from Issuance of 12.5% Senior Notes due 2015	148,629	—	—	—	148,629
Deferred bond costs	(6,701)	—	—	—	(6,701)
Payment of dividends	(6,000)	—	—	—	(6,000)
Other	—	(5)	—	—	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	—	—	25,773
Increase (decrease) in cash and cash equivalents	42,492	9,640	12	—	52,144
Cash and cash equivalents, beginning of period	3,190	25,681	17	—	28,888
Cash and cash equivalents, end of period	$ 45,682	$ 35,321	$ 29	$ —	$ 81,032

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2009

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities...	(33,311)	216,082	2,734	—	185,505

Investing activities
Change in restricted cash	—	2,000	—	—	2,000
Change in investments	—	(150)	—	—	(150)
Change in investments between affiliates	53,351	(53,351)	—	—	—
Change in advances from joint interest partners	—	658	—	—	658
Additions to oil and gas properties and equipment	(5,958)	(129,088)	(2,748)	—	(137,794)
Purchase of noncontrolling interest	(7,048)	—	—	—	(7,048)
Net cash provided by (used in) investing activities	40,345	(179,931)	(2,748)	—	(142,334)

Financing activities
Proceeds from long-term borrowings	—	9,206	—	—	9,206
Payments on long-term borrowings	(104)	(23,939)	—	—	(24,043)
Deferred loan costs	—	(1,409)	—	—	(1,409)
Treasury stock	(431)	—	—	—	(431)
Payment of dividends	(5,663)	—	—	—	(5,663)
Other	—	5	—	—	5
Net cash used in financing activities	(6,198)	(16,137)	—	—	(22,335)
Increase (decrease) in cash and cash equivalents	836	20,014	(14)	—	20,836
Cash and cash equivalents, beginning of period	2,354	5,666	32	—	8,052
Cash and cash equivalents, end of period	$ 3,190	$ 25,680	$ 18	$ —	$ 28,888

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2008

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities.	(15,545)	126,561	11,385	—	122,401

Investing activities
Change in restricted cash	—	18	—	—	18
Change in investments	(52,439)	175	—	—	(52,264)
Change in investments between affiliates	85,330	(85,330)	—	—	—
Change in advances from joint interest partners	—	(288)	—	—	(288)
Additions to oil and gas properties and equipment	(11,940)	(170,056)	(11,354)	—	(193,350)
Proceeds from net sales of oil and gas properties	—	54,362	—	—	54,362
Net cash provided by (used in) investing activities	20,951	(201,119)	(11,354)	—	(191,522)

Financing activities
Proceeds from long-term borrowings	—	61,855	—	—	61,855
Payments on long-term borrowings	(97)	(11,082)	—	—	(11,179)
Proceeds from issuance of common stock	163	—	—	—	163
Payment of dividends	(5,537)	—	—	—	(5,537)
Net cash provided by (used in) financing activities..	(5,471)	50,773	—	—	45,302
Increase (decrease) in cash and cash equivalents	(65)	(23,785)	31	—	(23,819)
Cash and cash equivalents, beginning of period	2,419	29,452	—	—	31,871
Cash and cash equivalents, end of period	$ 2,354	$ 5,667	$ 31	$ —	$ 8,052

Totals may not foot due to rounding.